SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 7,203,762	$ 7,792,125
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	$ 7,203,762	$ 7,792,125